Operating expenses - Share-based payments (Details) £ / shares in Units, £ in Millions, Options in Millions, Option in Millions, EquityInstruments in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) EquityInstruments Options Option £ / shares	Dec. 31, 2021 GBP (£) EquityInstruments Option £ / shares	Dec. 31, 2020 GBP (£) EquityInstruments Option £ / shares
Shares awarded
Share-based payments, market price measurement period preceding grant date	5 days
Maximum
Shares awarded
Share-based payments, volatility measurement period	5 years
Sharesave
Average exercise price
At 1 January | £ / shares	£ 1.61	£ 1.64	£ 2.01
Granted | £ / shares	1.86	1.80	1.12
Exercised | £ / shares	1.88	1.76	1.83
Cancelled | £ / shares	1.60	2.02	2.20
At 31 December | £ / shares	£ 1.63	£ 1.61	£ 1.64
Shares under option
At 1 January | Option	95.0	96.0	84.0
Granted | Option	25.0	24.0	35.0
Exercised | Option	(15.0)	(10.0)
Cancelled | Option	(6.0)	(15.0)	(23.0)
At 31 December | Option	99.0	95.0	96.0
Options exercisable, vesting period	6 months
Options exercisable	5.1	6.0	6.3
Weighted average share price | £ / shares	£ 2.59	£ 2.19	£ 1.57
Weighted average remaining contractual life of outstanding share options	2 years	2 years 1 month 6 days	2 years 3 months 18 days
Fair value of options granted	£ 22.1	£ 17.0	£ 8.0
Shares awarded
Share-based payments, market price measurement period preceding grant date	3 days
Sharesave | Minimum
Shares under option
Exercise price of outstanding share options | £ / shares	£ 1.12	£ 1.12	£ 1.12
Sharesave | Maximum
Shares under option
Exercise price of outstanding share options | £ / shares	£ 2.27		£ 2.27
Deferred performance awards
Shares under option
Options exercisable, vesting period	3 years
Value at grant
At 1 January	£ 132.0	£ 169.0	£ 196.0
Granted	46.0	61.0	109.0
Forfeited	(4.0)	(10.0)	(5.0)
Vested	(81.0)	(88.0)	(131.0)
At 31 December	£ 93.0	£ 132.0	£ 169.0
Shares awarded
At 1 January (in shares) | EquityInstruments	65	77	76
Granted (in shares) | EquityInstruments	20	32	67
Forfeited (in shares) | EquityInstruments	(2)	(5)	(2)
Vested/exercised (in shares) | EquityInstruments	(37)	(39)	(64)
At 31 December (in shares) | EquityInstruments	46	65	77
Long-term incentives
Value at grant
At 1 January	£ 44.0	£ 50.0	£ 63.0
Granted	16.0	6.0	14.0
Vested	(10.0)	(12.0)	(17.0)
Lapsed	(1.0)		(10.0)
At 31 December	£ 49.0	£ 44.0	£ 50.0
Shares awarded
At 1 January (in shares) | EquityInstruments	21	24	25
Granted (in shares) | EquityInstruments	7	3	10
Vested/exercised (in shares) | EquityInstruments	(4)	(6)	(7)
Lapsed (in shares) | EquityInstruments	(1)		(4)
At 31 December (in shares) | EquityInstruments	23	21	24
Market value of awards vested and exercised	£ 11.7	£ 13.0	£ 13.0